Related Parties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related Parties
26. RELATED PARTIES
(a) Subsidiaries

	Ownership interest as at December 31,
	2019	2018
Gibraltar Mines Ltd.	100%	100%
Curis Resources Ltd.	100%	100%
Curis Holdings (Canada) Ltd.	100%	100%
Florence Copper Inc.	100%	100%
Aley Corporation	100%	100%
Yellowhead Mining Inc.	100%	21%
672520 BC Ltd.	100%	100%
(b) Key management personnel compensation
Key management personnel include the members of the Board of Directors and executive officers of the Company.
The Company contributes to a post-employment defined contribution pension plan on behalf of certain key management personnel. This retirement compensation arrangement (“RCA” Trust) was established to provide benefits to certain executive officers on or after retirement in recognition of their long service. Upon retirement, the participant is entitled to the distribution of the accumulated value of the contributions under the RCA Trust. Obligations for contributions to the defined contribution pension plan are recognized as compensation expense in profit or loss in the periods during which services are rendered by the executive officers.
Certain executive officers are entitled to termination and change in control benefits. In the event of termination without cause, other than a change in control, these executive officers are entitled to an amount ranging from
9-month
to
12-months’
salary. In the event of a change in control, if a termination without cause or a resignation occurs within 12 months following the change of control, these executive officers are entitled to receive, among other things, an amount ranging from
24-month
to
32-months’
salary and accrued bonus, and all stock options held by these individuals will fully vest.
Executive officers and directors also participate in the Company’s share option program (Note 22).
Compensation for key management personnel (includes all members of the Board of Directors and executive officers) is as follows:

	Year ended December 31,
	2019	2018
Salaries and benefits	6,757	6,467
Post-employment benefits	1,639	2,061
Share-based compensation (recovery) expense	2,710	(1,914)
	11,106	6,614
(c) Related party transactions
On December 31, 2018, the Company terminated the services agreement with Hunter Dickinson Services Inc. (“HDSI”), which was a related party as three directors of the Company are also principals of HDSI. In 2018 and prior years, HDSI invoiced the Company for their executive services (director fees) and for other services provided by HDSI under a services agreement dated July 2010.
Effective from January 1, 2019 HDSI no longer provides services to the Company, and the Company had no transactions with HDSI, except for a reimbursement of warehouse rental costs in the amount of $10 and $39 for the three and twelve month period ended December 31, 2019.
For the year ended December 31, 2018, the Company incurred total costs of $1,344 in transactions with HDSI. Of these, $537 related to administrative, legal, exploration and tax services, $527 related to reimbursements of office rent costs, and $280 related to director fees for two Taseko directors who are also principals of HDSI.
Under the terms of the joint venture operating agreement, the Gibraltar joint venture pays the Company a management fee for services rendered by the Company as operator of Gibraltar. Net management fee income in 2019 was $1,186 (2018: $1,167). In addition, the Company pays certain expenses on behalf of the Gibraltar joint venture and invoices the joint venture for these expenses. In 2019, net reimbursable compensation expenses and third party costs of $95 (2018: $141) were charged to the joint venture.